Schedule of Aggregate Compensation made to Directors and Other Members of Key Management Personnel (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Short-term employee benefits	$ 1,061,249	$ 925,269	$ 924,437
Share-based payments		240,420	521,159
Total	$ 1,061,249	$ 1,165,689	$ 1,445,596